Disposition of OCEN and Radiopolis, Closing of the TelevisaUnivision Transaction and Reorganization Proposal - Ocen (Details) - MXN ($) $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 06, 2021	Sep. 13, 2021	Jul. 31, 2019	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Accounts receivable					$ 8,457,302	$ 13,093,011
Pretax income					$ (12,165,823)	2,441,939	$ (4,930,943)
Ocesa Entretenimien to S.a. De C.v. And Subsidiaries [Member]
Disclosure of associates [line items]
Ownership (as a percent)	40.00%	40.00%	40.00%
Cash consideration received for the disposal of assets and liabilities			$ 5,206,000			$ 4,806,549
Retaining percentage to cover losses						7.00%
Accounts receivable						$ 364,420
Pretax income						$ 4,547,029
Proceeds from holdback amount received				$ 364,420
Amount of purchase price adjustment				$ 35,950